UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	16 East Eager Street
		Baltimore, Md 21202

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-539-5588
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland May 11, 1999

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	72

Form 13F Information Table Value Total:	$128,779

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM
13F INFORMATION TABLE
                                                           VALUE
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN
AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- ----
---- --- ---- ------- ------------ -------- -------- --------
3 Com                          COM              885535104     2609
111900 SH       SOLE                   110500              1400
AT&T                           COM              030177109      389
4876 SH       SOLE                     4876
Aames Financial                COM              00253A101      384
227600 SH       SOLE                   224100              3500
Abbott Laboratories            COM              002824100      257
5490 SH       SOLE                     5490
Allstate Corporation           COM              020002101     3343
90200 SH       SOLE                    89400               800
Ambac Financial Group Inc.     COM              023139108     1231
22800 SH       SOLE                    22800
American Home Prodts           COM              026609107      326
5000 SH       SOLE                     5000
Apple Computer                 COM              037833100     2620
72900 SH       SOLE                    71400      300     1200
Atlantic Richfield             COM              048825103     3176
43430 SH       SOLE                    42830               600
Bankamerica Corp               COM              066050105      288
4072 SH       SOLE                     4072
Bell South Corp.               COM              079860102      208
5200 SH       SOLE                     5200
Bestfoods                      COM              08658U101     3718
79100 SH       SOLE                    78400               700
Boston Scientific Corp         COM              101137107     1897
46700 SH       SOLE                    46100               600
Bristol Myers Squibb           COM              110122108     2162
33722 SH       SOLE                    32762      960
Burlington Coat Factry         COM              121579106     1651
140500 SH       SOLE                   139100              1400
Carnival Corp                  COM              143658102     5569
114678 SH       SOLE                   113578              1100
Chase Manhattan Corp           COM              16161A108      388
4766 SH       SOLE                     4766
Citigroup Inc.                 COM              173034109     4732
74084 SH       SOLE                    73584               500
Clayton Homes                  COM              184190106     1699
153544 SH       SOLE                   152919               625
Collins Inds Inc               COM              194858106       50
10500 SH       SOLE                    10500
Compaq Computer                COM              204493100     3615
114096 SH       SOLE                   112896              1200
Duramed Pharmaceuticals Inc.   COM              266354109     1721
188000 SH       SOLE                   185500              2500
Electro Scientific Ind         COM              285229100      256
5500 SH       SOLE                     5500
Endesa                         COM              29258N107     1866
75000 SH       SOLE                    75000
Fannie Mae                     COM              313586109      270
3900 SH       SOLE                     3500               400
Ferro Corp.                    COM              315405100     3657
147775 SH       SOLE                   146425              1350
First Data Corp.               COM              319963104     3800
88900 SH       SOLE                    88000               900
First Union Corp               COM              337358105      425
7954 SH       SOLE                     7954
GTE Corp                       COM              362320103     4120
68100 SH       SOLE                    67200               900
General Electric               COM              369604103     4582
41419 SH       SOLE                    40319      800      300
General Motors Corp.           COM              370442105     2547
29276 SH       SOLE                    28976               300
Gillette Co                    COM              375766102      396
6660 SH       SOLE                     6660
Harnischfeger Industries       COM              413345109     1701
299000 SH       SOLE                   296800              2200
Health Care Reit               COM              42217K106      651
30300 SH       SOLE                    30300
Honeywell Inc.                 COM              438506107     3897
51400 SH       SOLE                    51100               300
Hughes Supply                  COM              444482103      225
9900 SH       SOLE                     9300               600
Int Business Machine           COM              459200101      479
2700 SH       SOLE                     2600      100
Integrated Health Svcs         COM              45812C106      275
50000 SH       SOLE                    50000
Intel Corp                     COM              458140100     1516
12753 SH       SOLE                    12703                50
JLG Inds Inc                   COM              466210101     1248
91600 SH       SOLE                    88100              3500
LTC Properties                 COM              502175102     1220
100600 SH       SOLE                    99500              1100
Lucent Technologies Inc.       COM              549463107      297
2748 SH       SOLE                     2748
MCN Energy Group, Inc.         COM              55267J100     2030
126400 SH       SOLE                   125000              1400
MGIC Inv. Group                COM              552848103     1511
43100 SH       SOLE                    42700               400
Merck & Co.                    COM              589331107      772
9630 SH       SOLE                     9630
Mobil Corp.                    COM              607059102      546
6200 SH       SOLE                     6200
Oakwood Homes                  COM              674098108      812
58000 SH       SOLE                    57700               300
Pan Pacific                    COM              69806L104      277
15600 SH       SOLE                    13800              1800
Pepisco                        COM              713448108      282
7190 SH       SOLE                     7190
Pfizer Inc.                    COM              717081103      417
3007 SH       SOLE                     3007
Philip Morris                  COM              718154107     3428
97430 SH       SOLE                    97130               300
Pitney Bowes                   COM              724479100     1524
23900 SH       SOLE                    23100      800
Playtex                        COM              72813P100     4943
326800 SH       SOLE                   323900              2900
Post Pptys                     COM              737464107     1255
34619 SH       SOLE                    34619
Raychem Corp                   COM              754603108     2306
102200 SH       SOLE                   101100              1100
Renaissance Re                 COM              G7496G103     2645
75700 SH       SOLE                    74700              1000
SBC Communications, Inc.       COM              78387G103      366
7760 SH       SOLE                     7760
Saks Holdings                  COM              79377W108     3092
118916 SH       SOLE                   117276              1640
Santa Fe International         COM              G7805C108     1405
75200 SH       SOLE                    74900               300
Schering Plough                COM              806605101      327
5920 SH       SOLE                     5920
Seagate Technologies           COM              811804103     2787
94288 SH       SOLE                    93146      400      742
Sears Roebuck & Co             COM              812387108     3570
79000 SH       SOLE                    78500               500
Sizeler Prop. Inv.             COM              830137105      299
36200 SH       SOLE                    36200
TIG Hldgs Inc                  COM              872469101     1975
121100 SH       SOLE                   120100              1000
Thermo Electron                COM              883556102     1863
137400 SH       SOLE                   136600               800
Tidewater                      COM              886423102     1651
63800 SH       SOLE                    63400               400
UCAR International             COM              90262K109     1571
111200 SH       SOLE                   110800               400
Ultramar Diamond Shamrock Corp COM              903912103     1648
76200 SH       SOLE                    75800               400
Unocal Corporation             COM              915289102     3109
84300 SH       SOLE                    83200              1100
Washington Real Estate Investm COM              939653101      936
57400 SH       SOLE                    57400
Wells Fargo                    COM              949740104     1025
29232 SH       SOLE                    29232
Xerox Corporation              COM              984121103     4947
94900 SH       SOLE                    93700              1200